Cover Page	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	Advantage Solutions Inc.
Entity Central Index Key	0001776661
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false